Loss on disposals and contingent consideration	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Loss on disposals and contingent consideration

Note 8 - Loss on disposals and contingent consideration

(In $ millions)	Six Months Ended June 30,
	2018	2017
Loss on disposals
Loss on disposal of West Triton to Shelf Drilling	—	(34)
Loss on disposal of West Resolute to Shelf Drilling	—	(61)
Loss on disposal of West Mischief to Shelf Drilling	—	(71)

Total loss on disposals	—	(166)

Contingent Consideration realized
West Polaris earn out realized	—	4
West Vela earn out realized	7	7

Total contingent consideration recognized	7	11

Disposal of West Triton, West Resolute and West Mischief

On April 29, 2017 we reached agreement with Shelf Drilling to sell the West Triton, West Resolute and West Mischief for total consideration of $225 million. The West Triton and West Resolute were delivered in the six months ended June 30, 2017, whilst the West Mischief was delivered in the third quarter of 2017 after it had concluded its drilling contract. The sale resulted in a loss on disposal of $166 million, which was recognized within “Loss on disposals” on the Consolidated Statement of Operations.

West Polaris contingent consideration

On June 19, 2015, we sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by Seadrill. The entities continue to be related parties subsequent to the sale.

In relation to the sale, we may be entitled to receive a contingent consideration from Seadrill Partners, consisting of (a) any day rates earned by Seadrill Partners in excess of $450,000 per day, adjusted for daily utilization, tax and agency commission for the remainder of the ExxonMobil contract, which completed in December 2017 and (b) 50% of any day rate earned above $450,000 per day, adjusted for daily utilization, tax and agency commission fee after December 2017 until 2025.

Our accounting policy is not to recognize contingent consideration before it is considered realizable and has therefore not recognized on disposal any amounts receivable relating to the elements of consideration which are contingent on future events. From the disposal date of the West Polaris on June 19, 2015 to June 30, 2018, we have recognized $53 million in contingent consideration, as it became realized, within “Contingent consideration realized” on the Consolidated Statement of Operations.

West Vela contingent consideration

On November 4, 2014, we sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by Seadrill. The entities continue to be related parties subsequent to the sale.

As part of the consideration of the sale, we may be entitled to receive a contingent amount of up to $40,000 per day for the remainder of the BP contract, depending on the actual amount of contract revenue received from BP.

Our accounting policy is not to recognize contingent consideration before it is considered realizable and has therefore not recognized on disposal any amounts receivable relating to the elements of consideration which are contingent on future events. From the disposal date of the West Vela on November 4, 2014 to June 30, 2018, we have recognized $45 million in contingent consideration, as it became realized, within “Contingent consideration realized” on the Consolidated Statement of Operations.